Unaudited Interim Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Revenues:
Voyage revenues	$ 43,064	$ 35,362
Management fee income (Note 3)	1,861	456
Total revenues	44,925	35,818
Expenses
Voyage expenses	7,721	4,505
Vessel operating expenses	16,062	13,732
Dry docking expenses	1,264	572
Depreciation	9,777	8,070
General and administrative expenses	10,215	4,709
Bad debt expense	215	0
Loss on sale of vessel (Note 5)	0	81
Other operational loss (Note 11)	94	562
Other operational gain (Note 10)	(407)	(1,647)
Total Operating Expenses	44,941	30,584
Operating income/ (loss)	(16)	5,234
Other Income / (Expenses)
Interest and finance costs (Note 8)	(3,057)	(3,794)
Gain/ (loss) on derivative financial instruments, net (Note 15)	(819)	438
Interest and other income	21	86
Total other expenses, net	(3,855)	(3,270)
INCOME/ (LOSS) BEFORE EQUITY IN INCOME OF INVESTEE	(3,871)	1,964
Equity in income of investee	1	0
Net Income / (loss)	$ (3,870)	$ 1,964
Earnings / (loss) per share, basic (Note 12)	$ (0.13)	$ 0.36
Earnings / (loss) per share, diluted (Note 12)	$ (0.13)	$ 0.36
Weighted average number of shares outstanding, basic (Note 12)	28,973,621	5,414,998
Weighted average number of shares outstanding, diluted (Note 12)	28,973,621	5,443,639